SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.         SUBSEQUENT EVENTS

(a) Accelerated vesting of share options

On January 1, 2012, the Company made a modification to certain options granted under 2011 Option Plan to modify the exercise price of each option from US$0.41 to US$0.24. As a result of this modification, the Company will recognize incremental compensation expenses over the remaining vesting period.